Segment information (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Revenues		$ 82,665	$ 69,286	$ 67,907
Costs		(53,190)	(43,718)	(42,629)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest		1,613	1,171	177
Changes in the net realizable value of agricultural products after harvest		(30)	372	(252)
Gross profit / (loss)		31,058	27,111	25,203
Gain from disposal of farmlands		465	16,849	(2,868)
Net gain from fair value adjustments of investment properties		23,618	(16,849)	2,868
General and administrative expenses		(8,770)	(7,849)	(7,980)
Selling expenses		(9,823)	(9,412)	(9,918)
Other operating results, net		881	2,612	(298)
Management fees			(1,019)	(433)
Profit / (loss) from operations		(9,807)	29,451	4,147
Share of profit / (loss) of associates and joint ventures		(4,979)	(2,292)	(798)
Segment profit / (loss)		(14,786)	27,159	3,349
Reportable assets		507,989	557,674	493,487
Reportable liabilities		(418,989)	(434,213)	(387,954)
Net reportable assets		89,000	123,461	105,533
Discontinued Operations [Member]
Disclosure of operating segments [line items]
Revenues	[1]
Costs	[1]
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	[1]
Changes in the net realizable value of agricultural products after harvest	[1]
Gross profit / (loss)	[1]
Gain from disposal of farmlands	[1]
Net gain from fair value adjustments of investment properties	[1]
General and administrative expenses	[1]
Selling expenses	[1]
Other operating results, net	[1]
Management fees	[1]
Profit / (loss) from operations	[1]
Share of profit / (loss) of associates and joint ventures	[1]
Segment profit / (loss)	[1]
Reportable assets	[1]
Reportable liabilities	[1]
Net reportable assets	[1]
Joint Ventures [Member]
Disclosure of operating segments [line items]
Revenues	[2]	(65)	(77)	(162)
Costs	[2]	47	48	103
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	[2]		3	16
Changes in the net realizable value of agricultural products after harvest	[2]
Gross profit / (loss)	[2]	(18)	(26)	(43)
Gain from disposal of farmlands	[2]		(737)	(671)
Net gain from fair value adjustments of investment properties	[2]	587
General and administrative expenses	[2]	11	28	14
Selling expenses	[2]	5	11	14
Other operating results, net	[2]	131	24	(20)
Management fees	[2]
Profit / (loss) from operations	[2]	716	(700)	(706)
Share of profit / (loss) of associates and joint ventures	[2]	(703)	812	121
Segment profit / (loss)	[2]	13	112	(585)
Reportable assets	[2]	(415)	413	(1,780)
Reportable liabilities	[2]
Net reportable assets	[2]	(415)	413	(1,780)
Total [Member]
Disclosure of operating segments [line items]
Revenues		80,505	66,525	65,012
Costs		(50,676)	(40,762)	(39,546)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest		1,424	1,070	111
Changes in the net realizable value of agricultural products after harvest		(30)	372	(252)
Gross profit / (loss)		31,223	27,205	25,325
Gain from disposal of farmlands		465	17,586	(2,197)
Net gain from fair value adjustments of investment properties		(24,205)	1,159	441
General and administrative expenses		(8,820)	(7,900)	(8,010)
Selling expenses		(9,836)	(9,432)	(9,940)
Other operating results, net		656	2,544	(340)
Management fees
Profit / (loss) from operations		10,517	31,162	5,279
Share of profit / (loss) of associates and joint ventures		(4,276)	(31,104)	(919)
Segment profit / (loss)		(14,793)	28,058	4,360
Reportable assets		477,096	522,847	472,871
Reportable liabilities		(322,561)	(335,186)	(312,667)
Net reportable assets		154,535	187,661	160,204
Adjustment [Member]
Disclosure of operating segments [line items]
Revenues	[3]	2,593	3,069	3,287
Costs	[3]	(2,697)	(3,110)	(3,343)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	[3]
Changes in the net realizable value of agricultural products after harvest	[3]
Gross profit / (loss)	[3]	(104)	(41)	(56)
Gain from disposal of farmlands	[3]
Net gain from fair value adjustments of investment properties	[3]
General and administrative expenses	[3]
Selling expenses	[3]
Other operating results, net	[3]	104	40	56
Management fees	[3]		(1,019)	(433)
Profit / (loss) from operations	[3]		(1,020)	(433)
Share of profit / (loss) of associates and joint ventures	[3]
Segment profit / (loss)	[3]		(1,020)	(433)
Reportable assets	[3]
Reportable liabilities	[3]
Net reportable assets	[3]
Elimination Of Inter-segment Transactions And Non-reportable Assets / Liabilities [Member]
Disclosure of operating segments [line items]
Revenues	[4]	(368)	(231)	(230)
Costs	[4]	136	106	157
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	[4]	189	98	50
Changes in the net realizable value of agricultural products after harvest	[4]
Gross profit / (loss)	[4]	(43)	(27)	(23)
Gain from disposal of farmlands	[4]
Net gain from fair value adjustments of investment properties	[4]
General and administrative expenses	[4]	39	23	16
Selling expenses	[4]	8	9	8
Other operating results, net	[4]	(10)	4	6
Management fees	[4]
Profit / (loss) from operations	[4]	(6)	9	7
Share of profit / (loss) of associates and joint ventures	[4]
Segment profit / (loss)	[4]	(6)	9	7
Reportable assets	[4]	31,308	34,414	22,396
Reportable liabilities	[4]	(96,428)	(99,027)	(75,287)
Net reportable assets	[4]	(65,120)	(64,613)	(52,891)
Israel | Total [Member]
Disclosure of operating segments [line items]
Costs		37,127	29,624	29,965
Gross profit / (loss)		19,595	16,514	16,797
Net gain from fair value adjustments of investment properties		3,416	3,575	779
General and administrative expenses		(5,886)	(5,299)	(5,583)
Selling expenses		(7,963)	(7,506)	(8,051)
Other operating results, net		519	1,494	(8)
Profit / (loss) from operations		9,681	8,778	3,934
Agricultural Business [Member]
Disclosure of operating segments [line items]
Revenues	[2]	13,249	10,681	8,522
Costs	[2]	(11,309)	(9,163)	(7,474)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	[2]	1,424	1,070	111
Changes in the net realizable value of agricultural products after harvest	[2]	(30)	372	(252)
Gross profit / (loss)	[2]	3,334	2,960	907
Gain from disposal of farmlands	[2]	465	151	673
Net gain from fair value adjustments of investment properties	[2]		1,159	441
General and administrative expenses	[2]	(1,067)	(967)	(917)
Selling expenses	[2]	(1,114)	(1,138)	(1,120)
Other operating results, net	[2]	574	1,079	347
Management fees	[2]
Profit / (loss) from operations	[2]	2,192	3,244	331
Share of profit / (loss) of associates and joint ventures	[2]	7	26	8
Segment profit / (loss)	[2]	2,199	3,270	339
Reportable assets	[2]	24,207	21,518	17,315
Reportable liabilities	[2]
Net reportable assets	[2]	24,207	21,518	17,315
Urban Properties And Investments Business [Member] | Operations Center in Argentina [Member]
Disclosure of operating segments [line items]
Revenues		10,534	9,706	9,728
Costs		(2,240)	(1,975)	(2,107)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in the net realizable value of agricultural products after harvest
Gross profit / (loss)		8,294	7,731	7,621
Gain from disposal of farmlands			13,860	(3,649)
Net gain from fair value adjustments of investment properties		(27,621)
General and administrative expenses		(1,867)	(1,634)	(1,510)
Selling expenses		(759)	(788)	(769)
Other operating results, net		(437)	(29)	(679)
Management fees
Profit / (loss) from operations		(22,390)	19,140	1,014
Share of profit / (loss) of associates and joint ventures		(4,326)	(2,957)	(965)
Segment profit / (loss)		(26,716)	16,183	49
Reportable assets		78,166	106,953	94,307
Reportable liabilities
Net reportable assets		78,166	106,953	94,307
Urban Properties And Investments Business [Member] | Israel
Disclosure of operating segments [line items]
Revenues		56,722	46,138	46,762
Costs		(37,127)	(29,624)	(29,965)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in the net realizable value of agricultural products after harvest
Gross profit / (loss)		19,595	16,514	16,797
Gain from disposal of farmlands			3,575	779
Net gain from fair value adjustments of investment properties		3,416
General and administrative expenses		(5,886)	(5,299)	(5,583)
Selling expenses		(7,963)	(7,506)	(8,051)
Other operating results, net		519	1,494	(8)
Management fees
Profit / (loss) from operations		9,681	8,778	3,934
Share of profit / (loss) of associates and joint ventures		43	(173)	38
Segment profit / (loss)		9,724	8,605	3,972
Reportable assets		374,723	394,376	361,249
Reportable liabilities		(322,561)	(335,186)	(312,667)
Net reportable assets		52,162	59,190	48,582
Subtotal [Member]
Disclosure of operating segments [line items]
Revenues		67,256	55,844	56,940
Costs		(39,367)	(31,599)	(32,072)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in the net realizable value of agricultural products after harvest
Gross profit / (loss)		27,889	24,245	24,418
Gain from disposal of farmlands			17,435	(2,870)
Net gain from fair value adjustments of investment properties		(24,205)
General and administrative expenses		(7,753)	(6,933)	(7,093)
Selling expenses		(8,722)	(8,294)	(8,820)
Other operating results, net		82	1,465	(687)
Management fees
Profit / (loss) from operations		(12,709)	27,918	4,948
Share of profit / (loss) of associates and joint ventures		(4,283)	(3,130)	(927)
Segment profit / (loss)		(16,992)	24,788	4,021
Reportable assets		452,889	501,329	455,556
Reportable liabilities		(322,561)	(335,186)	(312,667)
Net reportable assets		$ 130,328	$ 166,143	$ 142,889

[1]	Corresponds to Shufersal's deconsolidation, the Group lost control in June 2018. See Note 4.(p).
[2]	Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.
[3]	Includes Ps. (104), Ps. (41) and Ps. (56) corresponding to Expenses and FPC and Ps. 0, Ps. (1,019) and Ps. (433) to management fees, as of June 30, 2019, 2018 and 2017, respectively.
[4]	Includes deferred income tax assets, income tax and MPIT credits, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions in the amount of Ps. 6,058, Ps. 3,815 and Ps. 112, as of June 30, 2019, 2018 and 2017, respectively.